Related party disclosures (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Related party disclosures [Line Items]
Tax ID		96,529,340-k		Oman
Nature		Joint venture		Joint venture
Country of origin		Jordan	[1]	United States
Currency		CLP		Turkish Lira	[2]
Current receivables due from related parties		$ 44,554		$ 59,132
Charlee SQM Thailand Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	[3],[4]	Foreign
Nature	[4]	Associate	[3]	Associate
Country of origin	[4]	Thailand	[3]	Thailand
Currency	[4]	Thai baht		Thai baht
Current receivables due from related parties		$ 0		$ 1,204
Ajay Europe SARL [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Associate
Country of origin		France
Currency		Euro
Current receivables due from related parties		$ 3,756		4,689
Ajay North America LLC. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Associate
Country of origin		United States
Currency		US$
Current receivables due from related parties		$ 2,079		2,005
Abu Dhabi Fertilizer Industries WWL [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Associate
Country of origin		United Arab Emirates
Currency		Arab Emirates dirham
Current receivables due from related parties		$ 857		73
Kowa Company Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	[5]	Foreign
Nature	[5]	Other related parties
Country of origin	[5]	Japan
Currency		US$
Current receivables due from related parties		$ 0		5,008
Soc.de Inversiones Pampa Calichera [Member]
Related party disclosures [Line Items]
Tax ID		96.511.530-7
Nature		Jointly controlled entity
Country of origin		Chile
Currency		US$
Current receivables due from related parties		$ 6		6
SQM Vitas Brazil Agroindustria [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Joint venture
Country of origin		Brazil
Currency		US$
Current receivables due from related parties		$ 15,818		17,293
SQM Vitas Peru S.A.C. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Joint control or significant influence
Country of origin		Peru
Currency		US$
Current receivables due from related parties		$ 12,768		13,766
Coromandel SQM India [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Joint venture
Country of origin		India
Currency		Indian rupee
Current receivables due from related parties		$ 2,025		3,804
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Joint venture
Country of origin		China
Currency		Emirates dirham
Current receivables due from related parties		$ 105		0
SQM Vitas Fzco. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Joint venture
Country of origin		United Arab Emirates
Currency		US$
Current receivables due from related parties		$ 248		50
SQM Vitas Plantacote B.V [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Joint venture
Country of origin		Netherlands
Currency		Euro
Current receivables due from related parties		$ 312		190
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Joint venture
Country of origin		China
Currency		Russian ruble
Current receivables due from related parties		$ 41		44
Plantacote N.V [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Associate
Country of origin		Belgium
Currency		US$
Current receivables due from related parties		$ 0		11,000
Terra Tarsa Don LLC [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Associate
Country of origin		Russian Federation
Currency		Euro
Current receivables due from related parties		$ 30
Minera Exar S.A. [Member]
Related party disclosures [Line Items]
Tax ID	[6],[7]	Foreign
Nature	[6],[7]	Joint venture
Country of origin	[6]	Argentina
Currency	[6]	US$
Current receivables due from related parties		$ 19,500		0
SQM Eastmed Turkey [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Associate
Country of origin		Turkey
Current receivables due from related parties				0
Pavoni And C Spa [Member]
Related party disclosures [Line Items]
Tax ID		Foreing
Nature		Joint venture
Country of origin		Italy
Currency		Euro
Current receivables due from related parties		$ 12		$ 0

[1]	These Companies are subsidiaries of the joint venture Abu Dhabi Fertilizer Industries WWL
[2]	These Companies are subsidiaries of the associate Doktor Tarsa Tarim Sanayi AS.
[3]	As of November 2018, the ownership interest in Charlee SQM Thailand Co. Ltd. was sold.
[4]	During the month of November 2018, the stake held in Charlee SQM Thailand Co. Ltd. was sold.
[5]	As of December 31, 2018, Kowa Company Ltd. is not considered a related party.
[6]	During the month of December 2018, the stake held in Minera Exar S.A.
[7]	During the month of December 2018, the stake held in Minera Exar S.A. was sold.